Earnings per share (Tables)	12 Months Ended
Jun. 30, 2019
Earnings per share
Schedule of earnings per share
(i)	Net profit attributable to the Company’s shareholders

	2017	2018	2019
	RMB	RMB	RMB
Net profit attributable to the Company's shareholders (basic and diluted)	167,743	222,588	293,421

(ii)	Weighted-average number of ordinary shares

	2017	2018	2019
Weighted average number of ordinary shares for basic EPS	411,208,000	411,878,478	412,450,256
Effects of dilution from warrants	—	638,292	—
Weighted average number of ordinary shares adjusted for the effect of dilution	411,208,000	412,516,770	412,450,256

(iii)	Earnings per share

	2017	2018	2019
Basic and diluted earnings per share	0.41	0.54	0.71